EVEREST FUNDS

5805 S. 86th Circle

Omaha, Nebraska  68127

** Via EDGAR**

March 2, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Everest Funds

1933 Act File No.:  333-43792

1940 Act File No.:  811-10057

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 23, 2007.

Thank you for your attention to this matter.  If you have any questions regarding this filing, please feel free to contact the undersigned at (402) 593-4503 or our counsel, John Baker of Stradley Ronon Stevens & Young, LLP, at (202) 419-8413.

Very truly yours,

/s/ Curt Van Hill

Curt Van Hill

Secretary